Basis of presentation (Tables)	12 Months Ended
Jun. 30, 2025
Basis Of Presentation
Schedule of significant subsidiaries

Details of the Company’s subsidiaries which are consolidated are as follows:

2. Basis of presentation (continued):

	Country of	Ownership interest
Name	Incorporation	June 30, 2025	June 30, 2024
Abundant Solar Power Inc.	USA	100%	100%
Abundant Construction Inc.	Canada	100%	100%
Abundant Solar Power (US1) LLC	USA	100%	100%
Abundant Solar Power (New York) LLC	USA	100%	100%
Abundant Solar Power (Maryland) LLC	USA	100%	100%
Abundant Solar Power (RP) LLC	USA	100%	100%
Abundant Solar Power (CNY) LLC	USA	100%	100%
Abundant Solar Power (TZ1) LLC	USA	100%	100%
Abundant Solar Power (J1) LLC	USA	100%	100%
Abundant Solar Power (Steuben) LLC	USA	100%	100%
Abundant Solar Power (USNY- MARKHAM HOLLOW RD-001) LLC	USA	100%	100%
Abundant Solar Power (LCP) LLC	USA	100%	100%
Solar Alliance Energy DevCo LLC	USA	100%	100%
Solar Alliance TE HoldCo 1, LLC	USA	100%	100%
Solar Alliance VC1 LLC	USA	100%	100%
SUNN 1001 LLC	USA	100%	100%
SUNN 1003 LLC	USA	100%	100%
SUNN 1004 LLC	USA	100%	100%
SUNN 1005 LLC	USA	100%	100%
SUNN 1006 LLC	USA	100%	100%
SUNN 1007 LLC	USA	100%	100%
SUNN 1008 LLC	USA	100%	100%
SUNN 1010 LLC	USA	100%	100%
SUNN 1012 LLC	USA	100%	100%
SUNN 1013 LLC	USA	100%	100%
SUNN 1014 LLC	USA	100%	100%
SUNN 1015 LLC	USA	100%	100%
SUNN 1016 LLC	USA	100%	100%
SUNN 1017 LLC	USA	100%	100%
SUNN 1018 LLC	USA	100%	100%
SUNN 1019 LLC	USA	100%	100%
SUNN 1020 LLC	USA	100%	100%
SUNN 1021 LLC	USA	100%	100%
SUNN 1022 LLC	USA	100%	100%
SUNN 1023 LLC	USA	100%	100%
SUNN 2001 LLC	USA	100%	-
SUNN 2002 LLC	USA	100%	-
SUNN 2003 LLC	USA	100%	-
SUNN 2004 LLC	USA	100%	-
SUNN 2005 LLC	USA	100%	-
2467264 Ontario Inc.	Canada	49.90%	49.90%
OFIT GM Inc.	Canada	49.90%	49.90%
OFIT RT Inc.	Canada	49.90%	49.90%
Solar Flow-Through Funds Ltd.	Canada	100%	-
Solar High Yield Project #1 Ltd.	Canada	100%	-
2344215 Ontario Inc.	Canada	100%	-
SHY 1 2012 FIT 2 Ltd.	Canada	100%	-
2343461 Ontario Inc.	Canada	100%	-
Solar Flow-Through Projects #1 (2013) Ltd.	Canada	100%	-
Solar Flow-Through (2014) Ltd.	Canada	100%	-
Solar Flow-Through Projects (2014 Subco F2) Ltd.	Canada	100%	-
Solar Flow-Through (2015) Ltd.	Canada	100%	-
SFF Solar (2015) Ltd.	Canada	100%	-

POWERBANK CORPORATION

(FORMERLY SOLARBANK CORPORATION)

Notes to Consolidated Financial Statements

(Expressed in thousands of Canadian dollars, except per share amounts and as otherwise indicated)

For the years ended June 30, 2025 and 2024

2. Basis of presentation (continued):

	Country of	Ownership interest
Name	Incorporation	June 30, 2025	June 30, 2024
Solar Flow-Through (2016) Ltd.	Canada	100%	-
Solar Flow-Through (2017-I) Ltd.	Canada	100%	-
Solar Flow-Through (2017-A) Ltd.	Canada	100%	-
Solar Flow-Through (2018-I) Ltd.	Canada	100%	-
Solar Flow-Through (2018-A) Ltd.	Canada	100%	-
Solar Power Network 004 Inc.	Canada	100%	-
15155355 Canada Inc.	Canada	100%	-
Sustainable Energies Corporation	USA	100%	-
Sustainable Energies OR LLC	USA	100%	-
Sustainable Energies VA LLC	USA	100%	-
Abundant Construction Alberta Corp.	Canada	100%	-
Icarus Whitesand Solar Limited Partnership	Canada	85.00%	-
1000234763 Ontario Inc.	Canada	50.00%	-
1000234813 Ontario Inc.	Canada	50.00%	-
2387280 Ontario Inc.	Canada	49.90%	-
2405402 Ontario Inc.	Canada	49.90%	-
2405514 Ontario Inc.	Canada	49.90%	-
2467260 Ontario Inc.	Canada	49.90%	-
2405372 Ontario Inc.	Canada	49.90%	-
2469780 Ontario Inc.	Canada	49.90%	-
2405799 Ontario Inc.	Canada	49.90%	-
2503072 Ontario Inc.	Canada	49.90%	-
2503225 Ontario Inc.	Canada	49.90%	-
2503903 Ontario Inc.	Canada	49.90%	-
Northern Development Solar 2016 Inc.	Canada	49.90%	-
Sunshine Solar Ontario 2016 Inc.	Canada	49.90%	-
2387276 Ontario Inc.	Canada	49.90%	-
2387281 Ontario Inc.	Canada	49.90%	-
2387282 Ontario Inc.	Canada	49.90%	-
2391395 Ontario Inc.	Canada	49.90%	-
SPN LP 7	Canada	49.99%	-